Financial risk management (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of effects on statement of income of derivative financial instruments

Gains/ (losses) recognized in the statement of income
	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Foreign exchange rate risk
Cross-currency Swap CDI x Dollar - Note 26.4.1 (b)	54	(62)	26	(61)
Cash flow hedge on exports - Note 26.4.1 (a)	(1,220)	(1,297)	(498)	(600)
Interest rate risk
Swap IPCA X CDI - 26.4.1 (b)	2	(41)	(9)	(21)
Recognized in Net finance income (expense)	(1,164)	(1,400)	(481)	(682)
Price risk (commodity derivatives)
Recognized in other income and expenses	11	24	9	19
Total	(1,153)	(1,376)	(472)	(663)

Schedule of effects on statement of comprehensive income of derivative financial instruments

Gains/ (losses) recognized in the period
	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Hedge accounting
Cash flow hedge on exports - Note 26.4.1 (a)	9,524	(7,352)	3,949	(6,027)
Deferred income taxes	(3,238)	2,499	(1,343)	2,048
Total	6,286	(4,853)	2,606	(3,979)

Schedule of assets and liabilities

	06.30.2025	12.31.2024
Fair value Asset Position (Liability)
Open derivatives transactions	(22)	(101)
Closed derivatives transactions awaiting financial settlement	1	1
Recognized in Statements of Financial Position	(21)	(100)
Other assets (note 16)	73	29
Other liabilities (note 16)	(94)	(129)

Schedule of statement of financial position

		Statement of Financial Position
				Fair value	Fair value hierarchy	Maturity
	Notional value		Asset Position (Liability)
	06.30.2025	12.31.2024	06.30.2025	12.31.2024
Derivatives not designated for hedge accounting
Foreign exchange rate risk (1)
Cross-currency swap - CDI x US$	488	488	(76)	(105)	Level 2	2029
Short position/Foreign currency forwards (BRL/USD)	16	20	1	−	Level 2	2025
Interest rate risk
Swap - IPCA X CDI	R$ 3,008	R$ 3,008	43	17	Level 2	2029/2034
Price risk
Future contracts - Crude oil and oil products (2)	1,121	(1,450)	11	(13)	Level 1	2025
SWAP - Soybean oil (3)	(11)	-	−	−	Level 2	2025
Options - Long put/ Soybean oil (3)	(3)	-	−	−	Level 2	2025
Total open derivative transactions			(21)	(101)
(1) Amounts in US$ and R$ are presented in millions.
(2) Notional value in thousands of bbl.

Schedule of guarantees given as collateral

Guarantees given as collateral
	06.30.2025	12.31.2024
Commodity derivatives	39	69

Schedule of cumulative losses in other comprehensive income (shareholders’ equity)

Cumulative losses in other comprehensive income (shareholders’ equity)
	06.30.2025	12.31.2024
Hedge accounting
Cash flow hedge on exports - Note 26.4.1 (a)	(21,321)	(30,845)
Deferred income taxes	7,247	10,485
Total	(14,074)	(20,360)

Schedule of present value of hedging instrument notional value

		Present value of hedging instrument notional value at 06.30.2025
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	US$ million	R$ million
Foreign exchange rate gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange rate gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2025 to June 2035	70,052	382,279

Schedule of hedging instrument notional value

Changes in the present value of hedging instrument notional value	US$ million	R$ million
Amounts designated as of December 31, 2024	65,900	408,073
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	16,495	94,522
Exports affecting the statement of income	(6,413)	(37,215)
Principal repayments / amortization	(5,930)	(34,112)
Foreign exchange rate variations	-	(48,989)
Amounts designated as of June 30, 2025	70,052	382,279
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2025	92,116	502,689

Schedule of cumulative foreign exchange losses recognized

	Jan-Jun/2025	Jan-Jun/2024
Opening balance	(30,845)	(18,210)
Recognized in equity	8,304	(8,649)
Reclassified to the statement of income	1,220	1,297
Other comprehensive income (loss)	9,524	(7,352)
Closing balance	(21,321)	(25,562)

Schedule of reclassification of cumulative foreign exchange losses recognized

	2025	2026	2027	2028	2029	2030 onwards	Total
Expected realization	(2,653)	(5,242)	(5,542)	(3,732)	(3,217)	(935)	(21,321)

Schedule of sensitivity analysis, keeping all other variables remaining constant

Financial Instruments	Reasonably possible scenario
Swap CDI x USD	17

Schedule of sensitivity analysis for foreign exchange risk on financial instruments

Risk	Financial Instruments	Exposure at 06.30.2025	Exposure in R$ million	Probable Scenario	Reasonably possible scenario
Dollar/Real	Assets	4,425	24,145	241	885
	Liabilities	(115,324)	(629,336)	(6,281)	(23,065)
	Exchange rate - Cross currency swap	(488)	(2,664)	(27)	(98)
	Cash flow hedge on exports	70,052	382,279	3,815	14,010
	Total	(41,335)	(225,576)	(2,252)	(8,268)
Euro/Dollar	Assets	1,186	6,470	18	237
	Liabilities	(1,724)	(9,409)	(27)	(345)
	Total	(538)	(2,939)	(9)	(108)
Pound/Dollar	Assets	1,018	5,555	6	204
	Liabilities	(2,007)	(10,950)	(11)	(401)
	Total	(989)	(5,395)	(5)	(197)
Renminbi /Dollar	Assets	1	3	−	−
	Liabilities	(488)	(2,661)	(4)	(97)
	Total	(487)	(2,658)	(4)	(97)
Others (1)	Assets	44	239	10	(8)
	Liabilities	(67)	(368)	(4)	(14)
	Total	(23)	(129)	6	(22)
Total at June 30, 2025		(43,372)	(236,697)	(2,264)	(8,692)
(1) Pound sterling/real, euro/real and peso/U.S. dollar.

Schedule of derivative financial instruments different types of market risks

Financial Instruments	Risk	Probable scenario	Reasonably possible scenario
Derivatives not designated for hedge accounting
Crude oil and oil products - price changes	Future and forward contracts (Swap)	−	(69)
Soybean oil - price changes	Future and forward contracts (Swap)	−	(3)
Soybean oil - price changes	Option	−	(1)
Foreign currency - depreciation BRL x USD	Forward contracts	−	(1)
		−	(74)

Schedule of interest rate risk management

Risk	Sensitivity effect on the results	Reasonably possible scenario
Finance debt
CDI	705	987
SOFR 3M (1)	125	162
SOFR 6M (1)	74	88
SOFR O/N (1)	78	109
IPCA	116	162
TJLP	65	90
LPR 12M (2)	15	21
TR	5	6
	1,183	1,625
(1) Secured Overnight Financing Rate.
(2) Loan Prime Rate.